DEBT AND CREDIT FACILITIES - Amounts Outstanding and Description of Terms (Details) - USD ($)								3 Months Ended		12 Months Ended
		Jan. 03, 2017	Dec. 31, 2016	Sep. 30, 2015	Mar. 13, 2015	Jul. 02, 2013	Jul. 01, 2013	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 29, 2016	Jun. 01, 2015
Credit facilities, short-term loan facility and long-term debt
Other assets (Note 3)	[1]		$ 1,000,000					$ 1,000,000		$ 1,000,000	$ 1,000,000
Long-term debt			1,920,000,000					1,858,000,000		1,920,000,000
Debt and credit facilities			1,920,000,000					1,858,000,000		1,920,000,000
Less: unamortized debt issuance costs and debt discount			9,000,000					8,000,000		9,000,000	9,000,000
Less: current portion	[1]		52,000,000					46,000,000		52,000,000	36,000,000
Total credit facilities, short-term loan facility and long-term debt 10K			1,920,000,000							1,920,000,000	1,980,000,000
Long-term debt	[1]		$ 1,859,000,000					$ 1,804,000,000		1,859,000,000	1,935,000,000
Amount borrowed	[1]								$ 195,000,000	$ 209,000,000	618,000,000	$ 35,000,000
Senior Credit Facility and the Term Loan Facilities due in 2018
Credit facilities, short-term loan facility and long-term debt
Leverage ratio, actual (as a percent)			401.00%					4.04%		401.00%
Senior Credit Facility and the Term Loan Facilities due in 2018 | Debt agreement covenants, initial period after occurrence of acquisition
Credit facilities, short-term loan facility and long-term debt
Additional period immediately following the fiscal quarter in which a specified material acquisition occurs								6 months		6 months
Senior Credit Facility and the Term Loan Facilities due in 2018 | Debt agreement covenants, initial period after occurrence of acquisition | Maximum
Credit facilities, short-term loan facility and long-term debt
Leverage ratio, covenant (as a percent)								550.00%		550.00%
Senior Credit Facility and the Term Loan Facilities due in 2018 | Debt agreement covenants, periods subsequent to initial period after occurrence of acquisition | Maximum
Credit facilities, short-term loan facility and long-term debt
Leverage ratio, covenant (as a percent)								500.00%		500.00%
Revolving credit facility | TC Pipelines, LP Senior Credit Facility due 2021
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 160,000,000					$ 110,000,000		$ 160,000,000	$ 200,000,000
Weighted Average Interest Rate (as a percent)								2.03%		1.72%	1.44%
Maximum borrowing capacity			500,000,000					$ 500,000,000		$ 500,000,000
Amount outstanding under credit facility			160,000,000					110,000,000		160,000,000	$ 200,000,000
Remaining borrowing capacity			340,000,000					$ 390,000,000		340,000,000
Revolving credit facility | TC Pipelines, LP Senior Credit Facility due 2021 | Maximum
Credit facilities, short-term loan facility and long-term debt
Increase in credit facility			$ 500,000,000							$ 500,000,000
Revolving credit facility | TC Pipelines, LP Senior Credit Facility due 2021 | LIBOR
Credit facilities, short-term loan facility and long-term debt
Debt interest rate, at period end (as a percent)			1.92%					2.04%		1.92%	1.50%
Term loan | 2013 Term Loan Facility due 2018
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 500,000,000					$ 500,000,000		$ 500,000,000	$ 500,000,000
Weighted Average Interest Rate (as a percent)								2.03%		1.73%	1.44%
Amount of debt							$ 500,000,000
Borrowings under the facility						$ 500,000,000
Term loan | 2013 Term Loan Facility due 2018 | Base rate borrowings | Federal funds rate
Credit facilities, short-term loan facility and long-term debt
Basis spread on variable rate (as a percent)							0.50%
Term loan | 2013 Term Loan Facility due 2018 | Base rate borrowings | LIBOR
Credit facilities, short-term loan facility and long-term debt
Basis spread on variable rate (as a percent)							1.00%
Term loan | 2013 Term Loan Facility due 2018 | Base rate borrowings | Base rate | Minimum
Credit facilities, short-term loan facility and long-term debt
Basis spread on variable rate (as a percent)							0.125%
Term loan | 2013 Term Loan Facility due 2018 | Base rate borrowings | Base rate | Maximum
Credit facilities, short-term loan facility and long-term debt
Basis spread on variable rate (as a percent)							1.00%
Term loan | 2013 Term Loan Facility due 2018 | LIBOR borrowings | LIBOR
Credit facilities, short-term loan facility and long-term debt
Weighted Average Interest Rate (as a percent)										2.31%	2.79%
Debt interest rate, at period end (as a percent)			1.87%					2.04%		1.87%	1.50%
Term loan | 2013 Term Loan Facility due 2018 | LIBOR borrowings | LIBOR | Minimum
Credit facilities, short-term loan facility and long-term debt
Basis spread on variable rate (as a percent)							1.125%
Term loan | 2013 Term Loan Facility due 2018 | LIBOR borrowings | LIBOR | Maximum
Credit facilities, short-term loan facility and long-term debt
Basis spread on variable rate (as a percent)							2.00%
Term loan | TC PipeLines, LP 2015 Term Loan Facility due 2018
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 170,000,000					$ 170,000,000		$ 170,000,000	$ 170,000,000
Weighted Average Interest Rate (as a percent)								1.93%		1.63%	1.47%
Amount of debt				$ 170,000,000
Amount borrowed				$ 170,000,000
Term loan | TC PipeLines, LP 2015 Term Loan Facility due 2018 | LIBOR
Credit facilities, short-term loan facility and long-term debt
Debt interest rate, at period end (as a percent)			1.77%					1.93%		1.77%	1.39%
Unsecured debt | 4.65% Senior Notes due 2021
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			4.65%					4.65%		4.65%	4.65%
Debt and credit facilities			$ 350,000,000					$ 350,000,000		$ 350,000,000	$ 350,000,000
Weighted Average Interest Rate (as a percent)								4.65%		4.65%	4.65%
Unsecured debt | TC PipeLines, LP 4.375% Senior Notes due 2025
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			4.375%		4.375%			4.375%		4.375%	4.375%
Debt and credit facilities			$ 350,000,000					$ 350,000,000		$ 350,000,000	$ 350,000,000
Weighted Average Interest Rate (as a percent)								4.375%		4.375%	4.375%
Amount of debt					$ 350,000,000
Net proceeds					$ 346,000,000
Unsecured debt | GTN 5.29% Senior Notes due 2020
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			5.29%					5.29%		5.29%	5.29%
Debt and credit facilities			$ 100,000,000					$ 100,000,000		$ 100,000,000
Weighted Average Interest Rate (as a percent)								5.29%		5.29%
Unsecured debt | GTN 5.69% Senior Notes due 2035
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			5.69%					5.69%		5.69%	5.69%
Debt and credit facilities			$ 150,000,000					$ 150,000,000		$ 150,000,000
Weighted Average Interest Rate (as a percent)								5.69%		5.69%
Unsecured debt | Term Loan Facility due 2019
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			65,000,000					$ 65,000,000		$ 65,000,000
Weighted Average Interest Rate (as a percent)								1.73%		1.43%
Unsecured debt | Tuscarora Term Loan due 2019
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 10,000,000					$ 10,000,000		$ 10,000,000
Weighted Average Interest Rate (as a percent)								1.91%		1.64%
Secured debt | PNGTS 5.90% Senior Secured Notes due December 2018
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			5.90%							5.90%	5.90%
Secured debt | 3.82% Series D Senior Notes due 2017
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			3.82%					3.82%		3.82%	3.82%
Debt and credit facilities			$ 12,000,000					$ 12,000,000		$ 12,000,000
Weighted Average Interest Rate (as a percent)								3.82%		3.82%
GTN
Credit facilities, short-term loan facility and long-term debt
Percentage of debt to total capitalization, actual			44.50%							44.50%
GTN | 5.09% Senior Notes due 2015
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)														5.09%
GTN | Unsecured debt | GTN 5.29% Senior Notes due 2020
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 100,000,000							$ 100,000,000	$ 100,000,000
Weighted Average Interest Rate (as a percent)										5.29%	5.29%
GTN | Unsecured debt | GTN 5.69% Senior Notes due 2035
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			150,000,000							$ 150,000,000	$ 150,000,000
Weighted Average Interest Rate (as a percent)										5.69%	5.69%
GTN | Unsecured debt | Term Loan Facility due 2019
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 65,000,000							$ 65,000,000	$ 75,000,000
Weighted Average Interest Rate (as a percent)										1.43%	1.15%
GTN | Unsecured debt | Term Loan Facility due 2019 | LIBOR
Credit facilities, short-term loan facility and long-term debt
Debt interest rate, at period end (as a percent)			1.57%							1.57%	1.19%
Amount of debt														$ 75,000,000
GTN | Unsecured debt | Senior Notes and Term Loan Facility due 2019
Credit facilities, short-term loan facility and long-term debt
Debt interest rate, at period end (as a percent)			1.57%					1.73%		1.57%
Percentage of debt to total capitalization, actual								44.70%
GTN | Unsecured debt | Senior Notes and Term Loan Facility due 2019 | Maximum
Credit facilities, short-term loan facility and long-term debt
Percentage of debt to total capitalization, covenant								70.00%		70.00%
Tuscarora Gas Transmission Company
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 10,000,000							$ 10,000,000
Weighted Average Interest Rate (as a percent)										1.64%
Tuscarora Gas Transmission Company | Unsecured debt | Tuscarora Term Loan due 2019
Credit facilities, short-term loan facility and long-term debt
Amount of debt													$ 9,500,000
Tuscarora Gas Transmission Company | Unsecured debt | Tuscarora Term Loan due 2019 | LIBOR
Credit facilities, short-term loan facility and long-term debt
Debt interest rate, at period end (as a percent)			1.90%					2.12%		1.90%
Tuscarora Gas Transmission Company | Unsecured debt | 3.82% Series D Senior Notes due 2017
Credit facilities, short-term loan facility and long-term debt
Percentage of debt to total capitalization, actual			21.22%					21.05%		21.22%
Debt Service Coverage, Actual (as a percent)			415.00%					3.92%
Tuscarora Gas Transmission Company | Unsecured debt | 3.82% Series D Senior Notes due 2017 | Minimum
Credit facilities, short-term loan facility and long-term debt
Debt Service Coverage, covenant (as a percent)			300.00%					300.00%
Tuscarora Gas Transmission Company | Unsecured debt | 3.82% Series D Senior Notes due 2017 | Maximum
Credit facilities, short-term loan facility and long-term debt
Percentage of debt to total capitalization, covenant			45.00%					45.00%
Tuscarora Gas Transmission Company | Secured debt | 3.82% Series D Senior Notes due 2017
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 12,000,000							$ 12,000,000	$ 16,000,000
Weighted Average Interest Rate (as a percent)										3.82%	3.82%
Portland Natural Gas Transmission System | PNGTS 5.90% Senior Secured Notes due December 2018
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			53,000,000					$ 41,000,000		$ 53,000,000
Payment of principal amount on secured notes		$ 5,500,000
Weighted Average Interest Rate (as a percent)								5.90%		5.90%
Portland Natural Gas Transmission System | PNGTS 5.90% Senior Secured Notes due December 2018 | Subsequent event
Credit facilities, short-term loan facility and long-term debt
Payment of principal amount on secured notes		$ 5,500,000
Portland Natural Gas Transmission System | Secured debt | PNGTS 5.90% Senior Secured Notes due December 2018
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 53,000,000							$ 53,000,000	$ 69,000,000
Weighted Average Interest Rate (as a percent)										5.90%	5.90%
Debt Service, number of months of guarantee										6 months
Portland Natural Gas Transmission System | Secured debt | PNGTS 5.90% Senior Secured Notes due December 2018 | Debt agreement covenants, preceding twelve months
Credit facilities, short-term loan facility and long-term debt
Debt Service Coverage, Actual (as a percent)								1.86%		2.41%
Portland Natural Gas Transmission System | Secured debt | PNGTS 5.90% Senior Secured Notes due December 2018 | Debt agreement covenants, preceding twelve months | Minimum
Credit facilities, short-term loan facility and long-term debt
Debt Service Coverage, covenant (as a percent)								1.30%		1.30%
Portland Natural Gas Transmission System | Secured debt | PNGTS 5.90% Senior Secured Notes due December 2018 | Debt agreement covenants, succeeding twelve months
Credit facilities, short-term loan facility and long-term debt
Debt Service Coverage, Actual (as a percent)								1.52%		1.43%
Portland Natural Gas Transmission System | Secured debt | PNGTS 5.90% Senior Secured Notes due December 2018 | Debt agreement covenants, succeeding twelve months | Minimum
Credit facilities, short-term loan facility and long-term debt
Debt Service Coverage, covenant (as a percent)								1.30%
ASU 2015-03, Interest - Imputation of Interest | Adjustment
Credit facilities, short-term loan facility and long-term debt
Other assets (Note 3)											$ (8,000,000)
Long-term debt											(8,000,000)
Less: unamortized debt issuance costs and debt discount											$ (8,000,000)

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).